FINANCIAL RISK MANAGEMENT - Maturity Analysis (Details) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	$ 1,491.4
Financial liabilities at amortised cost	2,031.8
Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	1,056.9
Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	589.4
Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	336.1
More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	49.4
Accounts payable and accrued liabilities
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	408.3
Financial liabilities at amortised cost	408.3
Accounts payable and accrued liabilities | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	408.3
Accounts payable and accrued liabilities | Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Accounts payable and accrued liabilities | Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Accounts payable and accrued liabilities | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Long-term debt
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	985.0
Financial liabilities at amortised cost	985.0
Long-term debt | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	300.0
Long-term debt | Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	450.0
Long-term debt | Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	235.0
Long-term debt | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Purchase and other obligations
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	0.0
Financial liabilities at amortised cost	502.3
Purchase and other obligations | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	327.8
Purchase and other obligations | Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	99.7
Purchase and other obligations | Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	74.8
Purchase and other obligations | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Lease obligations
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	98.1
Financial liabilities at amortised cost	136.2
Lease obligations | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	20.8
Lease obligations | Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	39.7
Lease obligations | Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	26.3
Lease obligations | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	$ 49.4